LITIGATION (Details) (USD $)	Jun. 30, 2013
LITIGATION [Abstract]
Price of vehicles sold	$ 8,750
Potential loss contingency	57,000
Average market price of 2008 Xebra	3,100
Number of vehicles subject to remedy	691
Number of vehicles shipped	627
Litigation [Line Items]
Civil penalties amount	$ 3,100,000